Non-controlling interest (NCI) (Tables)	12 Months Ended
Dec. 31, 2020
Non Controlling Interest [Abstract]
Summary of Non Controlling Interest

The following table summarizes the information relating to DCA that has material NCI, before any intra-group elimination as of December 31:

	2018		2019		2020
NCI percentage	25.5%		25.5%		25.5%
Non-current assets	Ps.	5,924,963	Ps.	5,683,939	Ps.	6,118,680
Current assets		784,583		746,038		1,134,440
Non-current liabilities		(2,041,456)		(1,847,337)		(2,867,469)
Current liabilities		(498,817)		(499,225)		(228,897)
Net assets		4,169,273		4,083,415		4,156,754
Net assets attributable to NCI	Ps.	1,063,165	Ps.	1,041,271	Ps.	1,059,972

	2018		2019		2020
Revenues	Ps.	2,509,511	Ps.	2,413,596	Ps.	1,161,805
Profit		397,110		370,943		(196,677)
OCI		(103,569)		(260,464)		368,848
Total comprehensive income		293,541		110,479		172,171
Profit allocated to NCI		101,263		94,590		(50,153)
OCI allocated to NCI	Ps.	(2,889)	Ps.	(19,813)	Ps.	68,854

	2018		2019		2020
Net cash provided by operating activities		772,358		673,696		(38,123)
Net cash provided by investment activities		(642,014)		(69,268)		(245,271)
Net cash used in financing activities		(137,040)		(124,059)		944,221
Net increase (decrease) in cash and cash equivalents	Ps.	(6,696)	Ps.	480,368	Ps.	660,827